Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation

The accompanying consolidated financial statements, which include the accounts of the Company and its subsidiaries, have been prepared using accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany transactions have been eliminated on consolidation. The Company has reviewed the criteria of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 280-10, Segment Reporting, and determined that the Company is comprised of only one segment for reporting purposes.

Use of Estimates

Use of Estimates

U.S. GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates, judgments and assumptions used in preparing the accompanying consolidated financial statements are based on the relevant facts and circumstances as of the date of the consolidated financial statements. Although the Company regularly assesses these estimates, judgments and assumptions used in preparing the consolidated financial statements, actual results could differ from those estimates. Changes in estimates are recorded in the period in which they become known. The more significant estimates reflected in these consolidated financial statements include estimates of fair value of assets acquired and liabilities assumed under purchase accounting related to the Company’s acquisitions and when evaluating goodwill and long-lived assets for potential impairment, the estimated useful lives of intangible and depreciable assets, revenue recognition for multiple-element arrangements, stock-based compensation, contingent consideration, derivative instruments, certain accruals, reserves and deferred taxes.

Cash Equivalents	Cash Equivalents Cash and cash equivalents include all highly liquid investments with remaining maturities of three months or less at the date of purchase.
Restricted Cash

Restricted Cash

Restricted cash is composed of certificates of deposits and cash held by merchant banks and payment processors, which provide collateral against any charge-backs, fees, or other items that may be charged back to the Company by credit card companies and other merchants.

Accounts Receivable

Accounts Receivable

Accounts receivable is primarily composed of cash due from credit card companies for unsettled transactions charged to subscribers’ credit cards. As these amounts reflect authenticated transactions that are fully collectible, the Company does not maintain an allowance for doubtful accounts. The Company also accrues for earned referral fees and commissions, which are governed by reseller or affiliate agreements, when the amount is reasonably estimable.

Prepaid Domain Name Registry Fees

Prepaid Domain Name Registry Fees

Prepaid domain name registry fees represent amounts that are paid in full at the time a domain is registered by one of the Company’s registrars on behalf of a customer. The registry fees are recognized on a straight-line basis over the term of the domain registration period.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include cash equivalents, accounts receivable, accounts payable and certain accrued expenses, approximate their fair values due to their short maturities. The carrying amount of the Company’s contingent consideration is recorded at fair value. The fair value of the Company’s notes payable is based on the borrowing rates currently available to the Company for debt with similar terms and average maturities and approximate their carrying value.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

FASB ASC 815, Derivatives and Hedging (“ASC 815”), provides the disclosure requirements for derivatives and hedging activities with the intent to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how the entity accounts for derivative instruments and related hedged items, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. Further, qualitative disclosures are required that explain the Company’s objectives and strategies for using derivatives, as well as quantitative disclosures about the fair value of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative instruments.

As required by ASC 815, the Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

In accordance with the FASB’s fair value measurement guidance in ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements, the Company made an accounting policy election to measure the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio.

Concentrations of Credit and Other Risks

Concentrations of Credit and Other Risks

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. Cash and cash equivalents are maintained at accredited financial institutions, and PayPal balances are at times without and in excess of federally insured limits. The Company has never experienced any losses related to these balances and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

For the years ended December 31, 2013, 2014 and 2015, no subscriber represented 10% or more of the Company’s total revenue.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost or fair value if acquired in an acquisition. The Company also capitalizes the direct costs of constructing additional computer equipment for internal use, as well as upgrades to existing computer equipment which extend the useful life, capacity or operating efficiency of the equipment. Capitalized costs include the cost of materials, shipping and taxes. Materials used for repairs and maintenance of computer equipment are expensed and recorded as a cost of revenue. Materials on hand and construction-in-process are recorded as property and equipment. Assets recorded under capital lease are depreciated over the lease term. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets as follows:

Building	Thirty-five years
Software	Two to three years
Computers and office equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Shorter of useful life or remaining term of the lease

Software Development Costs

Software Development Costs

The Company accounts for software development costs for internal use software under the provisions of ASC 350-40, “Internal-Use Software”. Accordingly, certain costs to develop internal-use computer software are capitalized, provided these costs are expected to be recoverable. During the years ended December 31, 2013, 2014 and 2015, the Company capitalized internal-use software development costs of $1.2 million, $5.4 million and $5.5 million, respectively.

Investments

Investments

The Company has minority investments in several privately-held companies. Investments in privately-held companies, in which the Company has a voting interest between 20% and 50% and exercises significant influence are accounted for using the equity method of accounting. Under this method, the investment balance, originally recorded at cost, is adjusted to recognize the Company’s share of net earnings or losses of the investee company as they occur, limited to the extent of the Company’s investment in, advances to and commitments for the investee. The Company’s share of net earnings or losses of the investee are reflected in equity losses of unconsolidated entities, net of tax, in the Company’s accompanying consolidated statements of operations. Investments in which the Company has a voting interest of less than 20% and over which it does not have significant influence are accounted for under the cost method of accounting.

The Company assesses the need to record impairment losses on its investments and records such losses when the impairment of an investment is determined to be other than temporary in nature. On October 31, 2013 the Company reduced its 50% voting interest in one of the minority investments to 40% and recorded a $2.6 million impairment charge (see Note 8).

Goodwill

Goodwill

Goodwill relates to amounts that arose in connection with the Company’s various business combinations and represents the difference between the purchase price and the fair value of the identifiable intangible and tangible net assets when accounted for using the purchase method of accounting. Goodwill is not amortized, but is subject to periodic review for impairment. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, including a decline in the equity value of the business, a significant adverse change in certain agreements that would materially affect reported operating results, business climate or operational performance of the business and an adverse action or assessment by a regulator. Additionally, the reorganization or change in the number of reporting units could result in the reassignment of Goodwill between reporting units and may trigger an impairment assessment.

In accordance with ASC 350, Intangibles—Goodwill and Other, or ASC 350, the Company is required to review goodwill by reporting unit for impairment at least annually or more often if there are indicators of impairment present. Under U.S. GAAP, a reporting unit is either the equivalent of, or one level below, an operating segment. The Company has determined it operates in one segment and its entire business represents one reporting unit. Historically, the Company has performed its annual impairment analysis during the fourth quarter of each year. The provisions of ASC 350 require that a two-step impairment test be performed for goodwill. In the first step, the Company compares the fair value of its reporting unit to which goodwill has been allocated to its carrying value. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that reporting unit, goodwill is considered not impaired and the Company is not required to perform further testing. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then the Company would record an impairment loss equal to the difference.

The Company assesses fair value based on current market capitalization. As of December 31, 2014 and, 2015, the fair value of the Company’s reporting unit exceeded the carrying value of the reporting unit’s net assets. Therefore, no impairment existed as of those dates.

Determining the fair value of a reporting unit, if applicable, requires the Company to make judgments and involves the use of significant estimates and assumptions. These estimates and assumptions relate to, among other things, revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparables. The Company bases its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results may differ from those estimates.

The Company had goodwill of $1,105.0 million and $1,207.3 million as of December 31, 2014 and 2015, respectively, and no impairment charges have been recorded.

Long-Lived Assets

Long-Lived Assets

The Company’s long-lived assets consist primarily of intangible assets, including acquired subscriber relationships, trade names, intellectual property, developed technology, domain names available for sale and in-process research and development (“IPR&D”). The Company also has long-lived tangible assets, primarily consisting of property and equipment. The majority of the Company’s intangible assets are recorded in connection with its various acquisitions. The Company’s intangible assets are recorded at fair value at the time of their acquisition. The Company amortizes intangible assets over their estimated useful lives.

Determination of the estimated useful lives of the individual categories of intangible assets is based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with finite lives is recognized in accordance with their estimated projected cash flows.

The Company evaluates long-lived intangible and tangible assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If indicators of impairment are present and undiscounted future cash flows are less than the carrying amount, the fair value of the assets is determined and compared to the carrying value. If the fair value is less than the carrying value, then the carrying value of the asset is reduced to the estimated fair value and an impairment loss is charged to expense in the period the impairment is identified. No such impairment losses have been identified for the years ended December 31, 2013, 2014 and 2015.

Indefinite life intangible assets include domain names that are available for sale which are recorded at cost to acquire. These assets are not being amortized and are being tested for impairment annually and whenever events or changes in circumstance indicate that their carrying value may not be recoverable. When a domain name is sold, the Company records the cost of the domain in cost of revenue.

Acquired In-Process Research and Development (IPR&D)

Acquired In-Process Research and Development (IPR&D)

Acquired IPR&D represents the fair value assigned to research and development assets that the Company acquires that have not been completed at the date of acquisition. The acquired IPR&D is capitalized as an intangible asset and reviewed on a quarterly basis to determine future use. Any impairment loss of the acquired IPR&D is charged to expense in the period the impairment is identified. No such impairment losses have been identified for the years ended December 31, 2013, 2014 and 2015. Upon commercialization, the acquired fair value of the IPR&D will be amortized over its estimated useful life.

During 2014 the Company capitalized $4.6 million of IPR&D in connection with its acquisition of WebZai, Ltd. (“Webzai”). During the year ended December 31, 2015 $3.2 million was reclassified to developed technology as of December 31, 2015 and is being amortized over the estimated useful life of 4.0 years. During 2014, the Company did not capitalize any IPR&D in connection with its acquisitions of the web presence business of Directi (“Directi”), the domain name business, the assets of the BuyDomains business of Name Media, Inc. (“BuyDomains”) and the assets of Arvixe LLC (“Arvixe”). During 2015, the Company did not capitalize any IPR&D in connection with its acquisitions of the assets of the U.S. retail portion of the Verio business of NTT America, Inc. (“Verio”), the assets of World Wide Web Hosting, LLC (“WWWH”), the assets of Ace Data Centers, Inc. (“Ace DC”) and the ownership interests in Ace Holdings, LLC (“Ace Holdings”), (these acquired assets and ownership interests, collectively, “Ace”) and the assets of Ecommerce, LLC, (“Ecommerce”).

Revenue Recognition

Revenue Recognition

The Company generates revenue primarily from selling subscriptions for cloud-based products and services. The subscriptions are similar across all of the Company’s brands and are provided under contracts pursuant to which the Company has ongoing obligations to support the subscriber. These contracts are generally for service periods of up to 36 months and typically require payment in advance. The Company recognizes the associated revenue ratably over the service period, whether the associated revenue is derived from a direct subscriber or through a reseller. Deferred revenue represents the liability to subscribers for advance billings for services not yet provided and the fair value of the assumed liability outstanding for subscriber relationships purchased in an acquisition.

The Company sells domain name registrations that provide a subscriber with the exclusive use of a domain name. These domains are primarily obtained by one of the Company’s registrars on the subscriber’s behalf, or to a lesser extent by the Company from third-party registrars on the subscriber’s behalf. Domain registration fees are non-refundable.

Revenue from the sale of a domain name registration by a registrar within the Company is recognized ratably over the subscriber’s service period as the Company has the obligation to provide support over the domain term. Revenue from the sale of a domain name registration purchased by the Company from a third-party registrar is recognized when the subscriber is billed on a gross basis as there are no remaining Company obligations once the sale to the subscriber occurs, and the Company has full discretion on the sales price and bears all credit risk.

Revenue from the sale of premium domains is recognized when persuasive evidence of an arrangement to sell such domains exists, delivery of an authorization key to access the domain name has occurred, the fee for the sale of the premium domain is fixed or determinable, and collection of the fee for the sale of the premium domain is deemed probable.

Revenue from the sale of non-term based applications and services, such as certain online security products and professional technical services, referral fees and commissions, is recognized when the product is purchased, the service is provided or the referral fee or commission is earned, respectively.

A substantial amount of the Company’s revenue is generated from transactions that are multiple-element service arrangements that may include hosting plans, domain name registrations, and other cloud-based products and services.

The Company follows the provisions of the FASB, Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), Revenue Recognition (Topic 605), Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force and allocates revenue to each deliverable in a multiple-element service arrangement based on its respective relative selling price.

Under ASU 2009-13, to treat deliverables in a multiple-element service arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. If the deliverables have standalone value upon delivery, the Company accounts for each deliverable separately. Hosting services, domain name registrations, cloud-based products and services have standalone value and are often sold separately.

When multiple deliverables included in a multiple-element service arrangement are separated into different units of accounting, the total transaction amount is allocated to the identified separate units based on a relative selling price hierarchy. The Company determines the relative selling price for a deliverable based on vendor specific objective evidence (“VSOE”) of fair value, if available, or best estimate of selling price (“BESP”), if VSOE is not available. The Company has determined that third-party evidence of selling price (“TPE”) is not a practical alternative due to differences in its multi-brand offerings compared to competitors and the lack of availability of relevant third-party pricing information. The Company has not established VSOE for its offerings due to lack of pricing consistency, the introduction of new products, services and other factors. Accordingly, the Company generally allocates revenue to the deliverables in the arrangement based on the BESP. The Company determines BESP by considering its relative selling prices, competitive prices in the marketplace and management judgment; these selling prices, however, may vary depending upon the particular facts and circumstances related to each deliverable. The Company analyzes the selling prices used in its allocation of transaction amount, at a minimum, on a quarterly basis. Selling prices are analyzed on a more frequent basis if a significant change in our business necessitates a more timely analysis.

The Company maintains a reserve for refunds and chargebacks related to revenue that has been recognized and is expected to be refunded. The Company had a refund and chargeback reserve of $0.6 million and $0.5 million as of December 31, 2014 and 2015, respectively. The portion of deferred revenue that is expected to be refunded at December 31, 2014 and 2015 was $2.2 million and $1.8 million, respectively. Based on refund history, a significant majority of refunds happen in the same fiscal month that the customer contract starts or renews. Approximately 80% of all refunds happen in the same fiscal month that the contract starts or renews, and approximately 92% of all refunds happen within 45 days of the contract start or renewal date.

Direct Costs of Revenue

Direct Costs of Revenue

The Company’s direct costs of revenue include only those costs directly incurred in connection with the provision of its cloud-based products and services. The direct costs of registering domain names with registries are spread over the terms of the arrangement and the cost of reselling domains of other third-party registrars are expensed as incurred. Cost of revenue includes depreciation on data center equipment and support infrastructure and amortization expense related to the amortization of long-lived intangible assets.

Engineering and Development Costs	Engineering and Development Costs Engineering and development costs incurred in the development and maintenance of the Company’s technology infrastructure are expensed as incurred.
Sales and Marketing Costs

Sales and Marketing Costs

The Company engages in sales and marketing through various online marketing channels, which include affiliate and search marketing as well as online partnerships. The Company expenses sales and marketing costs as incurred. For the years ended December 31, 2013, 2014 and 2015, the Company’s sales and marketing costs were $117.7 million, $146.8 million and $145.4 million, respectively.

Foreign Currency

Foreign Currency

The Company has sales in a number of foreign currencies. In 2013, the Company commenced operations in foreign locations which report in the local currency. The assets and liabilities of the Company’s foreign locations are translated into U.S. dollars at current exchange rates as of the balance sheet date, and revenues and expenses are translated at average monthly exchange rates. The resulting translation adjustments are recorded as a separate component of stockholders’ equity and have not been material. Foreign currency transaction gains and losses relate to the settlement of assets or liabilities in another currency.

Foreign currency transaction losses were $1.2 million, $0.8 million and $1.9 million during the years ended December 31, 2013, 2014 and 2015, respectively. These amounts are recorded in general and administrative expense in the Company’s consolidated statements of operations and comprehensive loss.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with ASC 740, Accounting for Income Taxes, or ASC 740. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is more likely than not to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. There were no unrecognized tax benefits in the years ended December 31, 2013, 2014 and 2015.

The Company records interest related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2013, 2014 and 2015, the Company did not recognize any interest and penalties related to unrecognized tax benefits.

Stock-Based Compensation

Stock-Based Compensation

The Company may issue restricted stock units, restricted stock awards and stock options which vest upon the satisfaction of a performance condition and/ or a service condition. The Company follows the provisions of ASC 718, Compensation—Stock Compensation, or ASC 718, which requires employee stock-based payments to be accounted for under the fair value method. Under this method, the Company is required to record compensation cost based on the estimated fair value for stock-based awards granted over the requisite service periods for the individual awards, which generally equals the vesting periods; net of estimated forfeitures. The Company uses the straight-line amortization method for recognizing stock-based compensation expense. In addition, for stock-based awards where vesting is dependent upon achieving certain performance goals, the Company estimates the likelihood of achieving the performance goals against established performance targets.

The Company estimates the fair value of employee stock options on the date of grant using the Black-Scholes option-pricing model, which requires the use of highly subjective estimates and assumptions. For restricted stock awards granted, the Company estimates the fair value of each restricted stock award based on the closing trading price of its common stock on the date of grant.

Net Loss per Share

Net Loss per Share

The Company considered ASC 260-10, Earnings per Share, or ASC 260-10, which requires the presentation of both basic and diluted earnings per share in the consolidated statements of operations and comprehensive loss. The Company’s basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding for the period, and, if there are dilutive securities, diluted income per share is computed by including common stock equivalents which includes shares issuable upon the exercise of stock options, net of shares assumed to have been purchased with the proceeds, using the treasury stock method.

The Company’s potentially dilutive shares of common stock are excluded from the diluted weighted-average number of shares of common stock outstanding as their inclusion in the computation would be anti-dilutive due to net losses. For the years ended December 31, 2013, 2014 and 2015, all non-vested shares granted prior to the Company’s IPO in October 2013, stock options, restricted stock awards and restricted stock units were excluded from the calculation of diluted earnings per share as their inclusion would have been anti-dilutive as a result of the net losses for these periods.

	For the Year Ended December 31,
	2013	2014	2015
	(in thousands, except share amounts and per share data)
Computation of basic and diluted net loss per share:
Net loss attributable to Endurance International Group Holdings, Inc.	$(159,187)	$(42,835)	$(25,770)

Net loss per share attributable to Endurance International Group Holdings, Inc.:
Basic and diluted	$(1.55)	$(0.34)	$(0.20)

Weighted average number of common shares used in computing net loss per share attributable to Endurance International Group Holdings, Inc.:
Basic and diluted	102,698,773	127,512,346	131,340,557

Guarantees

Guarantees

The Company has the following guarantees and indemnifications:

In connection with its acquisitions of companies and assets from third parties, the Company may provide indemnification or guarantees to the sellers in the event of damages for breaches or other claims covered by such agreements.

In connection with various vendor contracts, including those by which a product or service of a third party is offered to subscribers of the Company, standard guaranty of subsidiary obligations and indemnification obligations exist.

As permitted under Delaware and other applicable law, the Company’s charter and by-laws and those of its subsidiary companies provide that the Company shall indemnify its officers and directors for certain liabilities, including those incurred by reason of the fact that the officer or director is, was, or has agreed to serve as an officer or director of the Company. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited.

The Company leases office space and equipment under various operating leases. The Company has standard indemnification arrangements under these leases that require the Company to indemnify the lessor against losses, liabilities and claims incurred in connection with the premises or equipment covered by the Company’s lease agreements, the Company’s use of the premises, property damage or personal injury and breach of the agreement.

Through December 31, 2015, the Company had not experienced any losses related to these indemnification obligations and no claims with respect thereto were outstanding. The Company does not expect significant claims related to these indemnification obligations and consequently concluded that the fair value of these obligations is negligible and no related liabilities were established.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), or ASU 2014-09, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, more judgments and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. In July 2015, the FASB approved a one-year deferral of the effective date to January 1, 2018, with early adoption to be permitted as of the original effective date of January 1, 2017. Once this standard becomes effective, companies may use either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). The Company is currently evaluating the impact of its pending adoption of ASU 2014-09 on its consolidated financial statements and has not yet determined the method by which it will adopt the standard.

In February 2015, the FASB issued ASU No. 2015-02, Amendments to the Consolidation Analysis, or ASU 2015-02. This new guidance provides a revised consolidation model that reporting entities use to evaluate partnerships and similar entities, evaluate service providers and decision makers as they relate to a variable interest entity, referred to as a VIE, and examine how related party interests in a VIE can affect the consolidation of that VIE. ASU 2015-02 is effective for annual reporting periods beginning after December 15, 2015 with early adoption permitted. The Company believes the adoption of ASU 2015-02 does not have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest, Simplifying the Presentation of Debt Issuance Costs, or ASU 2015-03. This new guidance changes the balance sheet presentation for deferred financing costs from being presented as an asset to being a deduction from the related recognized liability. The Company adopted ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Cost, beginning on January 1, 2016, and retrospectively for all periods presented. ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The unamortized value of deferred financing costs associated with our revolving credit facility were not affected by the ASU and continue to be presented as an asset on the Company’s consolidated balance sheets.

In April 2015, the FASB issued ASU No. 2015-05, Intangibles Goodwill and Other—Internal Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. This new guidance will help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement by providing guidance as to whether an arrangement includes the sale or license of software. ASU 2015-05 is effective for annual reporting periods beginning after December 15, 2015. The Company believes the adoption of ASU 2015-05 does not have a material impact on its consolidated financial statements.

In September 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. This new guidance requires an acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The acquirer needs to record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization or other income effects, if any, as a result of the provisional amounts, calculated as if the accounting had been completed as of the acquisition date. ASU 2015-16 is effective for annual reporting periods beginning after December 15, 2015. The Company believe the adoption of ASU 2015-16 does not have a material effect on its accounting processes, however the ASU will affect its disclosures as the Company is required to disclose the adjustments made during the measurement period and their effect on the period’s earnings.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes: Balance Sheet Classification of Deferred Taxes, or ASU 2015-17. This new guidance requires that deferred tax liabilities and assets be classified as noncurrent in the balance sheet, in order to simplify the presentation of deferred income taxes. ASU 2015-17 is effective for annual reporting periods beginning after December 15, 2016. The Company believes the adoption of ASU 2015-17 will not have a material impact on its consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases. The new standard establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating the impact of its pending adoption of the new standard on its consolidated financial statements.